UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Firsthand Capital Management, Inc
Address:  150 Almaden Boulevard, Suite 1250
          San Jose, California 95113

Form 13F File Number:  28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Landis
Title:    President
Phone:    (408) 886-7096

Signature, Place, and Date of Signing:

       /s/ Kevin Landis             San Jose, California            2/13/2013
       ----------------             --------------------            ---------
         [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           39
                                         -----------

Form 13F Information Table Value Total:  $   105,910
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Facebook, Inc.                       Common Stock 30303M102      17,037     640,000 SH       SOLE                640,000
Apple, Inc.                          Common Stock 037833100      13,038      24,500 SH       SOLE                 24,500
Amazon.com, Inc.                     Common Stock 023135106      10,035      40,000 SH       SOLE                 40,000
Google, Inc.                         Common Stock 38259P508       9,196      13,000 SH       SOLE                 13,000
SolarCity                            Common Stock 83416T100       7,342     426,300 SH       SOLE                426,300
QUALCOMM, Inc.                       Common Stock 747525103       5,258      85,000 SH       SOLE                 85,000
Equinix, Inc.                        Common Stock 29444U502       4,124      20,000 SH       SOLE                 20,000
ARM Holdings, PLC                    Common Stock 042068106       3,972     105,000 SH       SOLE                105,000
VMware, Inc.                         Common Stock 928563402       3,766      40,000 SH       SOLE                 40,000
Baidu.com, Inc.                      Common Stock 056752108       3,510      35,000 SH       SOLE                 35,000
Akamai Technologies, Inc.            Common Stock 00971T101       3,273      80,000 SH       SOLE                 80,000
Sina Corp.                           Common Stock 011119239       3,013      60,000 SH       SOLE                 60,000
Rackspace Hosting, Inc.              Common Stock 750086100       2,971      40,000 SH       SOLE                 40,000
Intevac, Inc.                        Common Stock 461148108       2,564     560,956 SH       SOLE                560,956
Yandex N. V.                         Common Stock N97284108       2,477     115,000 SH       SOLE                115,000
Skyworks Solutions, Inc.             Common Stock 83088M102       2,436     120,000 SH       SOLE                120,000
Riverbed Technology, Inc.            Common Stock 768573107       1,578      80,000 SH       SOLE                 80,000
VeriFone Holdings, Inc.              Common Stock 92342Y109       1,484      50,000 SH       SOLE                 50,000
Intuit, Inc.                         Common Stock 461202103       1,190      20,000 SH       SOLE                 20,000
3D Systems Corp.                     Common Stock 88554D205       1,067      20,000 SH       SOLE                 20,000
VimpelCom Ltd.                       Common Stock 92719A106       1,049     100,000 SH       SOLE                100,000
Oracle Corp.                         Common Stock 68389X105       1,000      30,000 SH       SOLE                 30,000
Symantec Corp.                       Common Stock 871503108         941      50,000 SH       SOLE                 50,000
Exar Corp.                           Common Stock 300645108         935     105,000 SH       SOLE                105,000
Corning, Inc.                        Common Stock 219350105         624      49,460 SH       SOLE                 49,460
Palo Alto Networks, Inc.             Common Stock 697435105         535      10,000 SH       SOLE                 10,000
Ericsson                             Common Stock 294821608         404      40,000 SH       SOLE                 40,000
Applied Materials, Inc.              Common Stock 038222105         343      30,000 SH       SOLE                 30,000
iPath S&P 500 VIX Short-Term
  Futures ETN                        Common Stock 06740C261         239       7,500 SH       SOLE                  7,500
GT Advanced Technologies, Inc.       Common Stock 36191U106          97      31,900 SH       SOLE                 31,900
SunPower Corp. - Class B             Common Stock 867652406          90      15,931 SH       SOLE                 15,931
Power-One, Inc.                      Common Stock 73930R102          64      15,700 SH       SOLE                 15,700
MEMC Electronic Materials, Inc.      Common Stock 552715104          61      19,130 SH       SOLE                 19,130
JA Solar Holdings Co Ltd.            Common Stock 466090107          56      13,000 SH       SOLE                 13,000
Hanwha SolarOne, Ltd                 Common Stock 41135V103          51      50,400 SH       SOLE                 50,400
Yingli Green Energy Holding Company
  - ADR                              Common Stock 98584B103          47      20,000 SH       SOLE                 20,000
Orion Energy Systems, Inc.           Common Stock 686275108          23      14,000 SH       SOLE                 14,000
Metalico, Inc.                       Common Stock 591176102          23      11,500 SH       SOLE                 11,500
GameStop Corp. Jan 2013 20.000 put   Put          Put                 0       2,000     Put  SOLE                  2,000